UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-2402

 NAME OF REGISTRANT:                     John Hancock Sovereign Bond
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles Rizzo
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2011 - 06/30/2012


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

2X03 John Hancock Funds Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 AON CORPORATION                                                                             Agenda Number:  933610328
--------------------------------------------------------------------------------------------------------------------------
        Security:  037389AK9
    Meeting Type:  Annual
    Meeting Date:  18-May-2012
          Ticker:
            ISIN:  US037389AK90
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: LESTER B. KNIGHT                    Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: GREGORY C. CASE                     Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: FULVIO CONTI                        Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: CHERYL A. FRANCIS                   Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: EDGAR D. JANNOTTA                   Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: J. MICHAEL LOSH                     Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: ROBERT S. MORRISON                  Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: RICHARD B. MYERS                    Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: RICHARD C. NOTEBAERT                Mgmt          For                            For

1J.    ELECTION OF DIRECTOR: GLORIA SANTONA                      Mgmt          For                            For

1K.    ELECTION OF DIRECTOR: CAROLYN Y. WOO                      Mgmt          For                            For

2.     RATIFICATION OF THE APPOINTMENT OF ERNST &                Mgmt          For                            For
       YOUNG LLP AS AON'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM.

3.     ADVISORY VOTE TO APPROVE EXECUTIVE                        Mgmt          For                            For
       COMPENSATION.




--------------------------------------------------------------------------------------------------------------------------
 BANK OF AMERICA CORPORATION                                                                 Agenda Number:  933571665
--------------------------------------------------------------------------------------------------------------------------
        Security:  060505559
    Meeting Type:  Annual
    Meeting Date:  09-May-2012
          Ticker:  BMLPRQ
            ISIN:  US0605055591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: MUKESH D. AMBANI                    Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: SUSAN S. BIES                       Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: FRANK P. BRAMBLE, SR.               Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: VIRGIS W. COLBERT                   Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: CHARLES K. GIFFORD                  Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: CHARLES O. HOLLIDAY,                Mgmt          For                            For
       JR.

1G.    ELECTION OF DIRECTOR: MONICA C. LOZANO                    Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: THOMAS J. MAY                       Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: BRIAN T. MOYNIHAN                   Mgmt          For                            For

1J.    ELECTION OF DIRECTOR: DONALD E. POWELL                    Mgmt          For                            For

1K.    ELECTION OF DIRECTOR: CHARLES O. ROSSOTTI                 Mgmt          Against                        Against

1L.    ELECTION OF DIRECTOR: ROBERT W. SCULLY                    Mgmt          For                            For

2.     AN ADVISORY (NON-BINDING) "SAY ON PAY" VOTE               Mgmt          For                            For
       TO APPROVE EXECUTIVE COMPENSATION.

3.     RATIFICATION OF THE APPOINTMENT OF THE                    Mgmt          For                            For
       REGISTERED INDEPENDENT PUBLIC ACCOUNTING
       FIRM FOR 2012.

4.     STOCKHOLDER PROPOSAL - DISCLOSURE OF                      Shr           Against                        For
       GOVERNMENT EMPLOYMENT.

5.     STOCKHOLDER PROPOSAL - GRASSROOTS AND OTHER               Shr           For                            Against
       LOBBYING.

6.     STOCKHOLDER PROPOSAL - EXECUTIVES TO RETAIN               Shr           For                            Against
       SIGNIFICANT STOCK.

7.     STOCKHOLDER PROPOSAL - MORTGAGE SERVICING                 Shr           Against                        For
       OPERATIONS.

8.     STOCKHOLDER PROPOSAL - PROHIBITION ON                     Shr           Against                        For
       POLITICAL SPENDING.




--------------------------------------------------------------------------------------------------------------------------
 GREEKTOWN SUPERHOLDINGS INC                                                                 Agenda Number:  933608905
--------------------------------------------------------------------------------------------------------------------------
        Security:  392485108
    Meeting Type:  Annual
    Meeting Date:  08-May-2012
          Ticker:  GRKT
            ISIN:  US3924851088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR




--------------------------------------------------------------------------------------------------------------------------
 GREEKTOWN SUPERHOLDINGS INC                                                                 Agenda Number:  933608905
--------------------------------------------------------------------------------------------------------------------------
        Security:  392485207
    Meeting Type:  Annual
    Meeting Date:  08-May-2012
          Ticker:  GRKTP
            ISIN:  US3924852078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Sovereign Bond Fund
By (Signature)       /s/ Keith F. Hartstein
Name                 Keith F. Hartstein
Title                President
Date                 08/24/2012